Fees Summary	Aug. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 835,000.00
Previously Paid Amount	0.00
Total Fee Amount	127.84
Total Offset Amount	0.00
Net Fee	127.84
Narrative - Max Aggregate Offering Price	$ 835,000.00
Final Prospectus	true